Intangible assets	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 12 – Intangible assets

Intangible assets consisted of land use rights and mining rights, which consisted of the following:

	June 30, 2012	June 30, 2011
Land use rights	$2,483,253	$2,425,247
Mining rights	42,994,875	41,990,576
Total intangible assets	45,478,128	44,415,823
Accumulated amortization – land use rights	(586,323)	(505,260)
Accumulated depletion – mining rights	(13,256,318)	(12,581,711)
Total land use rights, net	$31,635,487	$31,328,852

Amortization expense for the years ended June 30, 2012 and 2011 amounted to $68,544, and $65,713, respectively. Depletion expense for the years ended June 30, 2012 and 2011 amounted to $371,327, and $1,471,026, respectively. Depletion expenses were charged to cost of revenue in the period incurred using the unit-of-production method. No depletion was incurred due to the shutdown of all coal mine operations since September 2011.

Amortization expense of the land use rights for the next five years and thereafter is as follows:

Year ending June 30,	Amortization Expense
2013	$68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$1,896,930